Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Schedule of Public Warrant Activity

Detail related to Public Warrant activity for the six months ended June 30, 2025, was as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price ($)
Balances as of December 31, 2024	12,524,392	$11.50
Exercised	-	11.50
Balances as of June 30, 2025	12,524,392	$11.50